TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Transactions And Balances With Related Parties (Tables) [Line Items]
Schedule of Transactions
	Six months ended June 30		Three months ended June 30
	2025	2024	2025	2024
Share-based compensation included in research and development expenses	$-	$34	$-	$17
Share-based compensation included in general and administrative expenses	$58	$24	$37	$12
Financial expenses	$229	$135	$197	$60

	Year ended December 31
	2024	2023
Share-based compensation included in research and development expenses	$1,796	$69
Share-based compensation included in general and administrative expenses	$2,972	$48
Financial expenses	$(1,249)	$83

Schedule of Balances
	June 30, 2025		December 31, 2024
Current liabilities —
Private warrants to purchase ordinary shares	$	*	$1

	June 30, 2025	December 31, 2024
Non-Current liabilities -
Sponsor Promissory Note	$3,190	$2,961

	December 31
	2024	2023
Non-Current liabilities
Warrants to preferred shares	-	$186
Private warrants to purchase ordinary shares	$1	-
Sponsor Promissory Note	$2,961	-
	$2,962	$186